Loans and borrowings	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Loans and borrowings	Loans and borrowings

	June 30, 2025	December 31, 2024
(in $ millions)	$	$
Non-current
Bank loans	139	116
Lease liabilities	144	125
	283	241
Current
Convertible notes (including embedded derivative)	1,479	—
Bank loans	114	90
Lease liabilities	37	33
	1,630	123
i.Terms and debt repayment schedule
Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
Convertible notes (including embedded derivative)	USD	0%	2030	1,479
Bank loans	SGD	1.5% to 2.1%	2025-2030	167
Bank loans	MYR	2.1% to 3.6%	2025-2027	*
Bank loans	MYR	COF** -2.0% to +1.3%	2025-2028	14
Bank loans	IDR	3.0% to 9.5%	2025-2030	27
Bank loans	THB	COF** + 7.0% p.a.	2025	45
Lease liabilities	Multiple	4.1% to 12.5%	2025-2037	181
				1,913
*Amount less than $1 million
**cost of funds – which are variable rates specific to country and/or financial institutions
A significant portion of the bank loans are secured by the Group’s motor vehicles with a carrying amount of $426 million (2024: $360 million).
ii.Issuance of convertible notes
On June 10, 2025, the Company issued convertible notes ("Notes") with an aggregate principal amount of $1,500 million maturing on June 15, 2030 unless redeemed, repurchased or converted prior to that date. The Notes are senior, unsecured obligations of the Company and are non interest bearing (i.e. zero coupon).
The Notes entitle the holders to require the Company to convert the Notes into Class A Ordinary Shares of the Company at an initial conversion price of approximately US$6.55 per share (subject to adjustments in certain circumstances) at any time from July 24, 2025 to the third trading day immediately preceding the maturity date. The Company has the right to settle such conversion in cash or equity (or a combination of both) at its discretion. Other key features of the Notes include:
•an option for the holder to redeem early on June 15, 2028; and
•an option for the Company to redeem for cash all or part of the Notes, on or after June 21, 2028, if the last reported share sale price has been at least 130% of the conversion price (then in effect) for at least 20 out of 30 trading days prior to the Company providing notice of redemption; and on the trading day immediately preceding the date the Company sends such notice. The holder can exercise their conversion option in the event of the Company exercising this option.
The features of the conversion option within the Notes is an embedded derivative which has economic characteristics that are not closely related to the host liability. As the terms of the Notes provide the Company with the right to settle the conversion of the Notes in cash, the embedded derivative is classified as a derivative liability measured at fair value through profit or loss.
The carrying amount of host liability on initial recognition is the difference between the carrying amount of the Notes, net of transaction costs and the fair value of the embedded derivative. Subsequent to initial recognition, the host liability is measured at amortized cost under the effective interest rate method.
The net proceeds received from the issuance of the Notes have been allocated as follows on initial recognition:

(in $ millions)	$
On initial recognition
Proceeds from issue of convertible notes (1,500,000 Notes at $1,000 per Note)	1,500
Fair value of the embedded derivative	(482)
Transaction costs	(22)
At inception	996

June 30, 2025
At inception	996
Interest accrued on convertible notes	4
Carrying amount of host liability as at June 30, 2025	1,000

Fair value of the embedded derivative as at June 30, 2025	479
a) Host liability and embedded derivative
Both the host liability and the embedded derivative are presented within the “Loans and borrowings” caption on the statement of financial position as they are part of the same contract. The host liability is classified as current as at June 30, 2025 as the conversion option which can be exercised within twelve months is taken into account when classifying the host liability.
b) Transaction costs
The Group incurred transaction costs of $22 million, primarily on legal and underwriters’ fees. The Group’s policy is to allocate the transaction costs entirely to the host liability of the Notes.